ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Balance sheet
Total Current assets	$ 277,479	$ 244,326
Income statement and cash flow statement
Net revenues	159,693	126,960	85,765
Net income	36,508	36,535	19,135
Net cash provided by operating activities	58,306	47,771	38,529
Net cash used in investing activities	(78,441)	42,619	(70,455)
Net cash used in financing activities	(28,877)	764	99,203
Number of creditors (or beneficial interest holders) who had recourse to the general credit	0
VIEs and their subsidiaries
Balance sheet
Total Current assets	138,688	96,825
Total assets	187,101	144,986
Total equity attributable to AutoNavi Holdings Limited shareholders	125,762	97,612
Income statement and cash flow statement
Net revenues	134,498	114,054	82,188
Net income	26,719	29,826	22,369
Net cash provided by operating activities	36,792	40,413	10,074
Net cash used in investing activities	(33,687)	(6,597)	(1,845)
Net cash used in financing activities	$ (824)	$ (468)